EXPLANATORY NOTE

Incorporated herein by reference are supplements to the Pax World Funds Series Trust I prospectus for Pax World Global Environmental Markets Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 18, 2013 (SEC Accession No. 0001104659-13-070668).